Subsequent Events	12 Months Ended
Dec. 31, 2019
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
Note 35
Subsequent Events

a)

The Consolidated Financial Statements of CCU S.A., have been approved by the Board of Directors on February 26, 2020.

b)

There are no others subsequent events between the closing date and the filing date of these Financial Statements (February 26, 2020) that could significantly affect their interpretation.